Company financial information (Parent Corporation) - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 10, 2018	Jun. 30, 2018
Condensed Financial Statements, Captions [Line Items]
Dividend payments without regulatory approval	$ 3,700,000,000
Liquid asset held, amount	1,700,000,000
Additional shares authorized to be repurchased				$ 830,000,000
Average reserve balances with federal reserve banks	$ 6,100,000,000	$ 5,600,000,000
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	130.00%
2017 Capital Plan
Condensed Financial Statements, Captions [Line Items]
Authorized amount of shares to repurchase					$ 2,400,000,000.0
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	20.00%
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Common stock, dividends declared	$ 3,800,000,000	$ 1,300,000,000	$ 160,000,000